Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Other assets	¥ 66,519	¥ 48,292
Income taxes: Deferred	505,190	429,063
Net deferred tax liability	¥ 438,671	¥ 380,771